Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Annual growth factor management fees every second year	3.00%
Utilization rate of fleet	99.60%
Amortization of deferred drydock and special survey costs	$ 11,714,000	$ 13,828,000	$ 14,727,000
Amortization and write-off of deferred financing	8,242,000	7,880,000	6,391,000
Continuing operations
Property Plant And Equipment [Line Items]
Amortization of deferred drydock and special survey costs	11,067,000	13,828,000	14,727,000
Amortization and write-off of deferred financing	7,746,000	7,866,000	6,391,000
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT	340
Capitalized interest costs	1,960,000	1,908,000	4,764,000
Two dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss	$ 84,584,000
Four dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss		$ 179,186,000
One dry bulk vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss			$ 32,930,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Pushboats and barges | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	72 months
Pushboats and barges | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	96 months
Chartered-in vessels
Property Plant And Equipment [Line Items]
Impairment loss	$ 38,636,000